Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt	Dec. 31, 2016			Dec. 31, 2015
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	1.30 - 5.94%	2017 - 2026	$20,005	0.70 - 5.94%	$17,724
Floating rate	0.80 - 2.05%	2018 - 2038	2,828	0.41 - 1.48%	2,378
Subordinated debt (a)	3.00 - 7.50%	2017 - 2028	1,383	5.45 - 7.50%	1,150
Junior subordinated debentures (b)	1.87%	2036	247	6.37%	295
Total			$24,463		$21,547

(a)	Fixed rate.

(b)	Floating rate at Dec. 31, 2016 and fixed rate at Dec. 31, 2015.

Trust Preferred Securities Issued by the Trusts
The following tables set forth a summary of the trust preferred securities issued by the Trusts as of Dec. 31, 2016 and Dec. 31, 2015:

Trust preferred securities at Dec. 31, 2016 (dollar amounts in millions)	Trust-preferred securities issued by the trust	Interest rate	Assets of the trust	(a)	Due date	Call date	Call price
MEL Capital III (b)(c)	$247	1.87%	$247		2036	2016	Par
MEL Capital IV	—	—%	500		—	—	—
Total	$247		$747

(a)	Represents junior subordinated deferrable interest debentures of BNY Mellon in the case of MEL Capital III and BNY Mellon’s Series A preferred stock in the case of MEL Capital IV.

(b)	Amount was translated from British pound sterling into U.S. dollars on a basis of U.S. $1.23 to £1, the rate of exchange on Dec. 31, 2016.

(c)	Interest rate changed from fixed rate of 6.37% to floating rate of £ LIBOR plus 134 bps at the first call date.

Trust preferred securities at Dec. 31, 2015 (dollar amounts in millions)	Trust-preferred securities issued by the trust	Interest rate	Assets of the trust	(a)	Due date	Call date	Call price
MEL Capital III (b)	$296	6.37%	$295		2036	2016	Par
MEL Capital IV	—	—%	500		—	—	—
Total	$296		$795

(a)	Represents junior subordinated deferrable interest debentures of BNY Mellon in the case of MEL Capital III and BNY Mellon’s Series A preferred stock in the case of MEL Capital IV.

(b)	Amount was translated from British pound sterling into U.S. dollars on a basis of U.S. $1.48 to £1, the rate of exchange on Dec. 31, 2015.